UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-22958

                             Duff & Phelps Select MLP and Midstream Energy Fund Inc.

(Exact name of registrant as specified in charter)

101 Munson Street

                                                 Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

William Renahan, Esq.

Vice President, Chief Legal Officer and Secretary for Registrant

Virtus Investment Partners, Inc.

One Financial Plaza

                                                       Hartford, CT 06103

(Name and address of agent for service)

Registrant’s telephone number, including area code:    866-270-7788

Date of fiscal year end:    November 30

Date of reporting period: February 28, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

DUFF & PHELPS SELECT MLP AND MIDSTREAM ENERGY FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited)

FEBRUARY 28, 2019

($ reported in thousands)

	SHARES / UNITS	VALUE
COMMON STOCKS—22.2%

Diversified—2.4%

ONEOK, Inc.	52,201	$3,355

Gathering/Processing—8.7%

Targa Resources Corp.	301,375	12,127

Natural Gas Pipelines—8.0%

Williams Cos., Inc. (The)	420,617	11,226

Petroleum Transportation & Storage—3.1%

Enbridge, Inc.	117,325	4,340

TOTAL COMMON STOCKS (Identified Cost $27,138)		31,048

MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES—130.9%

Diversified—40.7%

Energy Transfer LP	1,543,092	22,822

Enterprise Products Partners LP	468,000	12,940

MPLX LP	473,499	15,701

NGL Energy Partners LP	415,000	5,412

		56,875

Downstream/Other—15.4%

Cheniere Energy Partners LP	210,000	9,309

Sunoco LP	278,000	8,335

USA Compression Partners LP	245,000	3,910

		21,554

Gathering/Processing—34.6%

Antero Midstream GP LP	250,000	3,193

CNX Midstream Partners LP	245,000	3,800

DCP Midstream LP	241,000	7,768

Enable Midstream Partners LP	500,000	7,435

EnLink Midstream LLC	731,859	8,160

EQM Midstream Partners LP	79,706	3,098

Hess Midstream Partners LP	216,361	4,950

Western Midstream Partners LP	295,850	9,899

		48,303

Marine/Shipping—9.4%

GasLog Partners LP	321,830	7,113

Golar LNG Partners LP	170,000	2,193

	SHARES / UNITS	VALUE
Marine/Shipping—(continued)

KNOT Offshore Partners LP	211,000	$3,819

		13,125

Natural Gas Pipelines—6.2%

Tallgrass Energy LP	380,000	8,599

Petroleum Transportation & Storage—24.6%

Andeavor Logistics LP	125,922	4,430

BP Midstream Partners LP	130,000	2,131

Genesis Energy LP	285,000	6,142

Magellan Midstream Partners LP	72,000	4,383

NuStar Energy LP	210,000	5,441

Phillips 66 Partners LP	85,000	4,170

Plains All American Pipeline LP	325,000	7,585

		34,282

TOTAL MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES (Identified Cost $196,907)		182,738

TOTAL LONG-TERM INVESTMENTS—153.1% (Identified Cost $224,045)		213,786

TOTAL INVESTMENTS—153.1% (Identified Cost $224,045)		213,786	(1)

Other assets and liabilities, net—(53.1)%		(74,115)

NET ASSETS—100.0%		$139,671

Footnote Legend:

(1)	All or a portion of the portfolio is segregated as collateral for borrowings.

See Notes to Schedule of Investments

1

DUFF & PHELPS SELECT MLP AND MIDSTREAM ENERGY FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited)

FEBRUARY 28, 2019

The following tables present the portfolio holdings within certain sectors or countries as a percentage of total investments as of February 28, 2019.
Country Weightings
United States	92%
Marshall Islands	6
Canada	2
Total	100%

Sector Weightings
Traditional Midstream	84%
Downstream/Other	10
Marine/Shipping	6
Total	100%

See Notes to Schedule of Investments

2

($ reported in thousands)

The following table summarizes the market value of the Fund’s investments as of February 28, 2019 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to the Schedule of Investments):

	Total Value at February 28, 2019	Level 1 Quoted Prices

Equity Securities:
Common Stocks	$31,048	$31,048
Master Limited Partnerships and Related Companies	182,738	182,738

Total Investments	$213,786	$213,786

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at February 28, 2019.

There were no transfers between Level 1, Level 2 or Level 3 related to securities held at February 28, 2019.

DUFF & PHELPS SELECT MLP AND MIDSTREAM ENERGY FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

FEBRUARY 28, 2019

NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its Schedule of Investments. The preparation of the Schedule of Investments in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into and out of Level 3 at the end of the reporting period.

●	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).

●	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.

DUFF & PHELPS SELECT MLP AND MIDSTREAM ENERGY FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

FEBRUARY 28, 2019

significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTE 2 — REGULATORY MATTERS AND LITIGATION

From time to time, the Adviser, DPIM and/or their respective affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

NOTE 3 — SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the Schedule of Investments was filed, and has determined that there are no subsequent events requiring recognition or disclosure in these Notes to Schedule of Investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.

Item 2. Controls and Procedures.

(a)

The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Duff & Phelps Select MLP and Midstream Energy Fund Inc.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	April 26, 2019

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President,
Chief Financial Officer, and Treasurer
(principal financial officer)

Date	April 26, 2019

* Print the name and title of each signing officer under his or her signature.